STOCKHOLDERS' DEFICIENCY AND CONVERTIBLE PREFERRED SHARES (Details 4) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	$ 768	$ 1,522	$ 1,692		$ 3,213
Cost of revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	41	35	39		0
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	139	342	409		612
Sales, marketing and pre-production costs [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	69	17	29		212
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	$ 519	$ 1,128	$ 1,215	[1]	$ 2,389	[1]

[1]	Excluding restricted Common Stock and warrants to purchase Common Stock that were granted to service provider and for which expenses amounted to $1,011 were recorded during the year ended December 31, 2013.